BENEFIT PLANS	12 Months Ended
Mar. 31, 2016
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS

11. BENEFIT PLANS

Domestic:

Defined benefit plans

At March 31, 2016, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to select how benefit payments will be made. Employees may elect to receive up to 50% of the accumulated points balance as an annuity payment over the employees’ lifetime with the remainder of the accumulated points being distributed in installments over a fixed period of up to 20 years.

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥187,124	¥198,368
Service cost	11,807	12,278
Interest cost	1,803	1,406
Actuarial loss	5,909	16,352
Benefits paid	(7,262)	(7,981)
Acquisitions of Business	—	1,683
Plan Amendment	(1,528)	—
Other	515	—

Projected benefit obligations at end of year	198,368	222,106
Change in plan assets:
Fair value of plan assets at beginning of year	183,003	197,398
Actual return on plan assets	9,692	(415)
Employer’s contribution	11,957	12,213
Benefits paid	(7,254)	(7,960)
Acquisitions of Business	—	1,132

Fair value of plan assets at end of year	197,398	202,368

Funded status	¥(970)	¥(19,738)

The acquisition of business in the year ended March 31, 2016 was a new consolidation of Nihon Inter Electronics Corporation as a consolidated subsidiary.

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2015	2016
	(Yen in millions)
Other assets	¥4,416	¥—
Accrued pension and severance liabilities	(5,386)	(19,738)

Net amount recognized	¥(970)	¥(19,738)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2015	2016
	(Yen in millions)
Prior service cost	¥22,006	¥17,612
Actuarial loss	(41,046)	(59,910)

Accumulated other comprehensive loss	¥(19,040)	¥(42,298)

	March 31,
	2015	2016
	(Yen in millions)
Accumulated benefit obligation at end of year	¥191,200	¥222,106
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥ 34,153	¥222,106
Accumulated benefit obligation	34,153	222,106
Fair value of plan assets	29,463	202,368

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2014, 2015 and 2016, include the following components:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Service cost	¥11,457	¥11,807	¥12,278
Interest cost	1,709	1,803	1,406
Expected return on plan assets	(3,335)	(3,612)	(3,836)
Amortization of prior service cost	(4,341)	(4,361)	(4,394)
Recognized actuarial loss	1,886	1,621	1,691

Net periodic pension costs	¥7,376	¥7,258	¥7,145

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2014, 2015 and 2016 mainly consist of the following components:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Prior service cost due to plan amendments	¥577	¥1,528	¥—
Net actuarial gain (loss) incurred during the year	4,633	171	(20,555)
Amortization of prior service cost	(4,341)	(4,361)	(4,394)
Recognized actuarial loss	1,886	1,621	1,691

Total	¥2,755	¥(1,041)	¥(23,258)

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2017 are as follows:

Year ending March 31, 2017
(Yen in millions)
Amortization of prior service cost	¥(4,365)
Recognized actuarial loss	2,469

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
Discount rate (%)	0.50-0.75	0.00-0.19

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Years ended March 31,
	2014	2015	2016
Discount rate (%)	0.25-1.00	0.50-1.00	0.50-0.75
Expected long-term rate of return on plan assets (%)	1.35-2.50	1.35-2.00	1.35-2.00

Rate of increase in compensation levels was not used in the calculation of projected benefit obligation and net periodic pension costs for the years ended March 31, 2014, 2015 and 2016 under the “point system.”

Kyocera Corporation and its major domestic subsidiaries determine their expected long-term rate of return on plan assets based on the defined yields of life insurance company general account, which occupies major part of plan assets categories, and their consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2015 and 2016 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account and pooled funds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2015				2016
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥96,925	¥—	¥96,925	¥—	¥94,076	¥—	¥94,076
Equity securities:
Domestic	2,231	—	—	2,231	—	—	—	—
International	5,814	—	—	5,814	—	—	—	—
Pooled funds(1)	—	23,399	—	23,399	—	44,821	—	44,821
Debt securities:
Corporate bonds	14,021	1,412	—	15,433	10,380	—	—	10,380
Pooled funds(2)	—	8,922	—	8,922		8,576	—	8,576
Other types of investments:
Real Estate funds(3)	—	—	18,826	18,826	—	—	21,101	21,101
Large-scale solar power generation business funds	—	—	4,831	4,831	—	—	9,727	9,727
Pooled funds(4)	—	1,006	—	1,006	—	—	—	—
Other	—	—	1,505	1,505	2	1,854	3,715	5,571
Cash and cash equivalents	18,506	—	—	18,506	8,116	—	—	8,116

Total	¥40,572	¥131,664	¥25,162	¥197,398	¥18,498	¥149,327	¥34,543	¥202,368

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes private open-ended real estate funds.
(4)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges, government bonds and municipal bonds.

Kyocera Corporation and its major domestic subsidiaries manage and operate their plan assets with a target of obtaining better performance more than earnings from the expected rate of return on plan assets to ensure the sources of funds sufficient to cover the pension benefits paid to participants and beneficiaries into the future. In terms of the plan assets management, Kyocera Corporation and its major domestic subsidiaries make appropriate investment choices and optimal portfolios with a consideration of its performances, expected returns and risks, and entrusts their plan assets to the fund trustees which can be expected to be the most appropriate to accomplish Kyocera’s objective. Kyocera Corporation and its major domestic subsidiaries also make an effort to maintain their portfolios within reasonable allocations of plan assets. Kyocera Corporation and its major domestic subsidiaries evaluate their categories of plan assets allocations and can change their portfolios when it is needed. Kyocera Corporation and its major domestic subsidiaries’ long-term strategy is for target allocations of approximately 50% investment in life insurance company general accounts, approximately 30% main investment in equity securities that are listed on securities exchanges and in debt securities such as governments bonds, approximately 15% investment in long-term operation assets such as real estate funds, and approximately 5% holding in cash and cash equivalents.

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2015 and 2016. Plan assets of Level 3 are invested in real estate funds, multi-strategy hedge funds and large-scale solar power generation business funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2015	2016
	(Yen in millions)
Balance at beginning of year	¥17,525	¥25,162
Actual return on plan assets:
Relating to assets still held at end of year	1,607	2,050
Relating to assets sold during the year	—	—
Purchases, sales and settlements	6,030	5,919
Transfers into level 3	—	1,412

Balance at end of year	¥25,162	¥34,543

Kyocera Corporation and its major domestic subsidiaries forecast to contribute ¥11,426 million to the defined benefit pension plans in the year ending March 31, 2017.

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2017	¥8,032
2018	9,158
2019	10,700
2020	10,178
2021	10,916
2022 to 2026	64,120

Foreign:

(1) Pension plans

Kyocera International, Inc. and its consolidated subsidiaries (KII), consolidated U.S. subsidiaries of Kyocera Corporation, maintain a non-contributory defined benefit pension plans in the U.S. The KII plan covers substantially certain full-time employees in the U.S., of which benefits are based on years of service and the employees’ average compensation.

AVX Corporation and its consolidated subsidiaries (AVX), consolidated U.S. subsidiaries of Kyocera Corporation, maintain non-contributory defined benefit pension plans in the U.S. and contributory defined benefit pension plans inside the U.S. Pension benefits provided to certain U.S. employees covered under collective bargaining agreements are based on a flat benefit formula. Effective December 31, 1995, AVX froze benefit accruals under its domestic non-contributory defined benefit pension plan for a significant portion of the employees covered under collective bargaining agreements. AVX’s pension plans for certain European employees provide for benefits based on a percentage of final pay. AVX’s funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws.

TA Triumph-Adler GmbH (TA), a German subsidiary of Kyocera Document Solutions Inc., maintains a defined benefit pension plan, which covers certain employees in Germany. TA does not maintain an external fund for this benefit pension plan.

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2015 and 2016:

	March 31,
	2015	2016
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥51,679	¥61,990
Service cost	543	689
Interest cost	2,021	1,732
Plan participants’ contributions	5	3
Actuarial (gain) loss	9,500	(2,863)
Benefits paid	(3,756)	(2,854)
Plan Amendment	—	155
Foreign exchange adjustment	2,029	(3,180)
Other	(31)	43

Benefit obligations at end of year	¥61,990	¥55,715

	March 31,
	2015	2016
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥29,999	¥36,049
Actual return on plan assets	3,069	(848)
Employer contribution	2,051	2,060
Plan participants’ contributions	5	3
Benefits paid	(2,441)	(1,636)
Foreign exchange adjustment	3,383	(2,662)
Other expenses	(17)	(54)

Fair value of plan assets at end of year	36,049	32,912

Funded status	¥(25,941)	¥(22,803)

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2015	2016
	(Yen in millions)
Other assets	¥—	¥1,354
Accrued pension and severance liabilities	(25,941)	(24,157)

Net amount recognized	¥(25,941)	¥(22,803)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2015	2016
	(Yen in millions)
Prior service cost	¥(61)	¥(193)
Actuarial loss	(21,171)	(18,867)

Accumulated other comprehensive loss	¥(21,232)	¥(19,060)

	March 31,
	2015	2016
	(Yen in millions)
Accumulated benefit obligation at end of year	¥59,558	¥53,473

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2015	2016
	(Yen in millions)
Projected benefit obligation	¥61,990	¥40,278
Accumulated benefit obligation	59,558	38,035
Fair value of plan assets	36,049	16,122

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2014, 2015 and 2016 include the following components:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Service cost	¥487	¥543	¥689
Interest cost	1,912	2,021	1,732
Expected return on plan assets	(1,655)	(2,036)	(2,036)
Amortization of prior service cost	10	11	12
Recognized actuarial loss	793	608	1,256

Net periodic pension costs	¥1,547	¥1,147	¥1,653

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2014, 2015 and 2016 mainly consist of the following components:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥—	¥(155)
Net actuarial gain (loss) incurred during the year	2,555	(8,467)	(21)
Amortization of prior service cost	10	11	12
Recognized actuarial loss	793	608	1,256

Total	¥3,358	¥(7,848)	¥1,092

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2017 are as follows:

Year ending March 31, 2017
(Yen in millions)
Amortization of prior service cost	¥24
Recognized actuarial loss	1,208

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
Discount rate (%)	1.30-4.00	0.50-4.21
Rate of increase in compensation levels (%)	2.50-4.00	2.50-3.50

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2014, 2015 and 2016 are as follows:

Years ended March 31,
	2014	2015	2016
Discount rate (%)	3.10-4.57	3.00-4.79	1.30-4.00
Rate of increase in compensation levels (%)	2.50-3.90	2.50-4.00	2.50-4.00
Expected long-term rate of return on plan assets (%)	5.17-7.75	5.50-8.00	0.50-7.75

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2015 and 2016 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2015				2016
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥9,479	¥—	¥—	¥9,479	¥5,771	¥—	¥—	¥5,771
Pooled funds(1)	—	—	—	—	2,583	—	—	2,583
Debt securities:
Government bonds	685	—	—	685	674	—	—	674
Government agency bonds	—	1,310	—	1,310	—	1,244	—	1,244
Corporate bonds	—	995	—	995	—	1,119	—	1,119
Pooled separate account(2)	—	21,898	—	21,898	—	19,749	—	19,749
Other	—	1,589	—	1,589	—	1,686	—	1,686
Cash and cash equivalents	93	—	—	93	86	—	—	86

Total	¥10,257	¥25,792	¥—	¥36,049	¥9,114	¥23,798	¥—	¥32,912

(1)	This category includes pooled funds that mainly invest in U.S. equity securities that are listed on securities exchanges.
(2)	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

KII’s long-term strategy is for target allocation of 70%-80% equity securities and 20%-30% debt securities for its defined benefit plans. AVX’s long-term strategy is for target allocation of 50% equity and 50% fixed income for its U.S. defined benefit plans and 45% equity and 55% fixed income for its European defined benefit plans.

KII and AVX forecast to contribute ¥1,782 million to the defined benefit pension plans in the year ending March 31, 2017.

Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2017	¥2,772
2018	2,818
2019	2,863
2020	2,919
2021	2,970
2022 to 2026	15,576

(2) Savings plans

KII and AVX maintain retirement savings plans which allow eligible U.S. employees to defer part of their annual compensation.

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Contributions to the plans	¥659	¥658	¥750